28) Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets And Goodwill
Change in intangible assets and goodwill by class

a)       Change in intangible assets and goodwill by class

	R$ thousand
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2018	5,576,068	4,795,136	3,241,280	2,494,003	22,061	16,128,548
Additions/(reductions)	7,134	1,525,833	1,195,049	(43,589)	11,640	2,696,067
Impairment (2)	(255,301)	(519,749)	(196,533)	-	-	(971,583)
Amortization	-	(1,313,322)	(1,112,408)	(697,655)	(5,000)	(3,128,385)
Balance on December 31, 2019	5,327,901	4,487,898	3,127,388	1,752,759	28,701	14,724,647
Additions/(reductions)	1,765,643	791,047	1,373,474	-	314,917	4,245,081
Impairment (2)	-	(320,726)	(258,998)	(759,616)	-	(1,339,340)
Amortization	-	(1,326,371)	(720,992)	(625,253)	(288,308)	(2,960,924)
Balance on December 31, 2020	7,093,544	3,631,848	3,520,872	367,890	55,310	14,669,464

(1) Rate of amortization: acquisition of banking rights – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and

(2) Impairment losses were recognized in the consolidated statement of income, within “Other operating income/(expenses)”.

Composition of goodwill by segment
b)	Composition of goodwill by segment

	R$ thousand
	On December 31
	2020	2019
Banking	6,601,162	4,835,519
Insurance	492,382	492,382
Total	7,093,544	5,327,901